UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00579

T. Rowe Price Growth Stock Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments

Growth Stock Fund	March 31, 2017

T. Rowe Price Growth Stock Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 97.6%		
CONSUMER DISCRETIONARY 23.7%		
Auto Components 0.7%		
Delphi Automotive	4,507,334	362,795
		362,795
Automobiles 2.4%		
Ferrari	5,548,926	412,618
Tesla (1)	2,743,410	763,491
		1,176,109
Hotels, Restaurants & Leisure 2.7%		
Hilton Grand Vacations (1)	861,759	24,698
Hilton Worldwide Holdings	2,084,532	121,862
Marriott, Class A	3,587,335	337,855
MGM Resorts International	7,537,200	206,519
Starbucks	6,427,594	375,307
Yum! Brands	4,016,600	256,661
		1,322,902
Internet & Direct Marketing Retail 12.6%		
Amazon.com (1)	4,098,807	3,633,757
Ctrip.com International, ADR (1)	5,068,900	249,137
Flipkart Private Limited, Acquisition Date: 3/19/15 Cost $9,963 (1)(2)(3)	87,398	8,141
Netflix (1)	479,097	70,815
Priceline (1)	1,273,480	2,266,756
		6,228,606
Multiline Retail 0.7%		
Dollar General	4,784,000	333,588
		333,588
Specialty Retail 4.6%		
AutoZone (1)	680,640	492,137

Home Depot	3,230,900	474,393
Lowe's	5,836,955	479,856
O'Reilly Automotive (1)	1,156,400	312,043
Ross Stores	4,707,860	310,107
Tractor Supply	3,394,448	234,115
		2,302,651
Total Consumer Discretionary		11,726,651
CONSUMER STAPLES 3.2%		
Food & Staples Retailing 1.0%		
Costco Wholesale	365,428	61,279
Walgreens Boots Alliance	5,359,375	445,096
		506,375
Food Products 0.6%		
Mondelez International	6,481,685	279,231
		279,231
Tobacco 1.6%		
Philip Morris International	6,982,006	788,268
		788,268
Total Consumer Staples		1,573,874
FINANCIALS 5.6%		
Banks 1.3%		
First Republic Bank	2,813,125	263,899
JPMorgan Chase	4,499,400	395,227
		659,126
Capital Markets 4.3%		
Charles Schwab	9,190,300	375,056
Intercontinental Exchange	9,029,665	540,606
Morgan Stanley	13,652,557	584,876
State Street	4,080,921	324,882

TD Ameritrade Holding	7,031,646	273,250
		2,098,670
Total Financials		2,757,796
HEALTH CARE 15.1%		
Biotechnology 3.7%		
Alexion Pharmaceuticals (1)	4,637,580	562,260
Biogen (1)	1,726,754	472,129
Celgene (1)	2,398,236	298,413
Vertex Pharmaceuticals (1)	4,551,497	497,706
		1,830,508
Health Care Equipment & Supplies 4.1%		
Danaher	7,979,368	682,476
Intuitive Surgical (1)	1,013,017	776,447
Stryker	4,353,113	573,087
		2,032,010
Health Care Providers & Services 4.7%		
Aetna	2,320,285	295,952
Anthem	1,215,468	201,014
Centene (1)	1,635,318	116,533
Cigna	2,644,025	387,323
Humana	2,693,937	555,328
UnitedHealth Group	4,697,046	770,363
		2,326,513
Life Sciences Tools & Services 0.5%		
Illumina (1)	1,435,198	244,902
		244,902
Pharmaceuticals 2.1%		
Allergan	959,034	229,133
Bristol-Myers Squibb	2,121,447	115,364
Merck	5,127,700	325,814

Zoetis	6,744,354	359,946
		1,030,257
Total Health Care		7,464,190
INDUSTRIALS & BUSINESS SERVICES 6.1%		
Aerospace & Defense 1.4%		
Boeing	3,971,882	702,467
		702,467
Airlines 0.7%		
American Airlines	8,410,646	355,771
		355,771
Industrial Conglomerates 1.9%		
Honeywell International	3,506,400	437,844
Roper Technologies	2,328,612	480,835
		918,679
Machinery 1.1%		
Fortive	3,152,834	189,864
Illinois Tool Works	1,994,285	264,183
Wabtec	997,568	77,810
		531,857
Professional Services 1.0%		
Equifax	2,457,590	336,051
IHS Markit (1)	4,341,197	182,113
		518,164
Total Industrials & Business Services		3,026,938
INFORMATION TECHNOLOGY 36.8%		
Internet Software & Services 14.6%		
Alibaba Group Holding, ADR (1)	6,684,200	720,757
Alphabet, Class A (1)	2,037,791	1,727,639

Technology Hardware, Storage & Peripherals 5.6%		
Apple	19,397,557	2,786,653
		2,786,653
Total Information Technology		18,216,173
MATERIALS 0.2%		
Chemicals 0.2%		
Ashland Global Holdings	917,917	113,647
Total Materials		113,647
REAL ESTATE 3.1%		
Equity Real Estate Investment Trusts 3.1%		
American Tower, REIT	6,250,006	759,626
Crown Castle International, REIT	4,207,757	397,423
Equinix, REIT	904,963	362,320
		1,519,369
Real Estate Management & Development 0.0%		
WeWork, Class A, Acquisition Date: 6/23/15 Cost $4,592 (1)(2)(3)	139,609	7,233
		7,233
Total Real Estate		1,526,602
TELECOMMUNICATION SERVICES 0.6%		
Wireless Telecommunication Services 0.6%		
T-Mobile US (1)	5,122,859	330,885
Total Telecommunication Services		330,885
UTILITIES 0.8%		
Electric Utilities 0.8%		
NextEra Energy	3,185,500	408,923

Total Utilities		408,923
Total Miscellaneous Common Stocks 2.4% (5)		1,177,200
Total Common Stocks (Cost $28,075,853)		48,322,879
PREFERRED STOCKS 0.2%		
CONSUMER DISCRETIONARY 0.2%		
Internet & Direct Marketing Retail 0.2%		
Flipkart Private Limited, Series A, Acquisition Date: 3/19/15 Cost $3,402 (1)(2)(3)	29,838	2,780
Flipkart Private Limited, Series C, Acquisition Date: 3/19/15 Cost $6,004 (1)(2)(3)	52,666	4,906
Flipkart Private Limited, Series E, Acquisition Date: 3/19/15 Cost $11,164 (1)(2)(3)	97,930	9,122
Flipkart Private Limited, Series G, Acquisition Date: 12/17/14 Cost $53,623 (1)(2)(3)	447,755	41,708
Flipkart Private Limited, Series H, Acquisition Date: 4/17/15 Cost $55,981 (1)(2)(3)	393,568	36,661
Total Preferred Stocks (Cost $130,174)		95,177
CONVERTIBLE PREFERRED STOCKS 1.0%		
CONSUMER DISCRETIONARY 0.8%		
Internet & Direct Marketing Retail 0.8%		
Airbnb, Series D, Acquisition Date: 4/16/14 Cost $63,308 (1)(2)(3)	1,554,984	163,273
Airbnb, Series E, Acquisition Date: 7/14/15 Cost $47,972 (1)(2)(3)	515,299	54,106
Uber Technologies, Series G, Acquisition Date: 12/3/15 Cost $93,311 (1)(2)(3)	1,913,210	93,312
Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15 Cost $49,217 (1)(2)(3)	1,794,537	68,600
Total Consumer Discretionary		379,291

INFORMATION TECHNOLOGY 0.1%		
Communications Equipment 0.1%		
Magic Leap, Series C, Acquisition Date: 1/20/16 Cost $56,026 (1)(2)(3)	2,432,419	56,026
Total Information Technology		56,026
REAL ESTATE 0.1%		
Real Estate Management & Development 0.1%		
WeWork, Series E, Acquisition Date: 6/23/15 Cost $41,323 (1)(2)(3)	1,256,420	65,095
Total Real Estate		65,095
Total Convertible Preferred Stocks (Cost $351,157)		500,412
SHORT-TERM INVESTMENTS 1.6%		
Money Market Funds 1.6%		
T. Rowe Price Government Reserve Fund, 0.66% (4)(6)	781,787,679	781,788
Total Short-Term Investments (Cost $781,788)		781,788
Total Investments in Securities 100.4% of Net Assets (Cost $29,338,972)		**$ 49,700,256**

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $734,128 and represents 1.5% of net assets.
(3) Level 3 in fair value hierarchy. See Note 2.
(4) Affiliated Company
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
ADR American Depository Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Growth Stock Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Growth Stock Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth through investments in stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In October 2016, the Securities and Exchange Commission (SEC) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2017:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2017.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2017. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2017, totaled $21,514,000 for the period ended March 31, 2017. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the period, transfers out of Level 3 were because observable market data became available for the security.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2017, the cost of investments for federal income tax purposes was $29,338,972,000. Net unrealized gain aggregated $20,361,284,000 at period-end, of which $20,524,592,000 related to appreciated investments and $163,308,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Government Reserve Fund, the T. Rowe Price Treasury Reserve Fund, or the T. Rowe Price Short-Term Fund (collectively, the Price Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth Stock Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2017

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date May 24, 2017